Deposits (Interest Expense on Deposits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Deposits [Abstract]
Interest Expense, Demand Deposit Accounts	$ 135	$ 166
Interest Expense, Savings Deposits	118	106
Interest Expense, Time Deposits	1,229	1,200
Interest Expense, Deposits, Total	$ 1,482	$ 1,472